Operating, Selling and General (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
OPERATING, SELLING AND GENERAL
Contract services	$ 4,552	$ 3,551
Employee costs	3,263	3,290
Materials	765	706
Energy	1,095	1,121
Equipment rentals and leases	360	279
Travel, marketing and other	538	241
Operating, selling and general	10,573	9,188
Contract services and employee cots	8,300	7,300
Contract services and employee costs in operating, selling and general	7,800	6,800
Contract services and employee costs in property, plant and equipment	$ 500	$ 500